As filed with the Securities and Exchange Commission
                               on October 7, 1999
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

                         Post-Effective Amendment No. 5 [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                   Amendment No. 6      [X]
                         (Check appropriate box or boxes)
                             ------------------------

                             WELLS FARGO FUNDS TRUST
         (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                             --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective :

[ ]Immediately upon filing pursuant to Rule 485(b), or

[X] on November 6, 1999, pursuant to Rule 485(b), or

[ ] 60 Days after filing pursuant to Rule 485(a)(1), or

[ ] on _________ pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2), or

[ ] on _________ pursuant to Rule 485(a)(2)

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 5 to the Registration Wells Fargo Funds Trust (the "Trust") hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, which was filed on June 10, 1999. The sole purpose of this
Post-Effective Amendment is to continue to delay the effectiveness of Post-Effective Amendment No. 2, which was originally delayed until October 8, 1999 by Post-Effective Amendment No. 4, until November 6, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 7th day of October, 1999.

                                            WELLS FARGO FUNDS TRUST

                                            By    /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Assistant Secretary
                                                  (As Attorney-in-Fact
                                                  for Robert C. Brown,
                                                  Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title               Date

                *                            Trustee
Robert C. Brown

                *                            Trustee
Donald H. Burkhardt

                *                            Trustee
Jack S. Euphrat

                *                            Trustee
Thomas S. Goho

                *                            Trustee
Peter G. Gordon

                *                            Trustee
W. Rodney Hughes

                *                            Trustee
Richard M. Leach

                *                            Trustee
J. Tucker Morse

                *                            Trustee
Timothy J. Penny

 /s/ Richard H. Blank, Jr.                   Assistant Secretary   10/07/99
Richard H. Blank, Jr.
As Attorney-in-Fact
October 7, 1999

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 7th day of October, 1999.

                                            WELLS FARGO CORE TRUST

                                            By    /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Assistant Secretary
                                                  (As Attorney-in-Fact
                                                  for Robert C. Brown,
                                                  Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                                              Date

                *                            Trustee
(Robert C. Brown)

 /s/ Richard H. Blank, Jr.                   Assistant Secretary                                10/07/99
Richard H. Blank, Jr.                        (As Attorney-in-Fact for the
                                             Principal Financial Officer)

                *                            Trustee
(Jack S. Euphrat)

                *                            Trustee
(Thomas S. Goho)

                *                            Trustee
(W. Rodney Hughes)

                *                            Trustee
(J. Tucker Morse)

                *                            Trustee
(Donald H. Burkhardt)

                *                            Trustee
(Richard M. Leach)

                *                            Trustee
(Timothy J. Penny)

By  /s/ Richard H. Blank, Jr.                                                                   10/07/99
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     October 7, 1999